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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Quarter Ended June 30, 2010

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager Filing this Report:
			Name:		 Lloyd George Management (BVI) Limited
			Address:	 c/O Suite 3808, One Exchange Square,
					 Central, Hong Kong
			13F File Number: 28 - 12186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			William Kerr
Title:			Chief Compliance Officer
Phone:			852-28454433

Signature		Place and Date of Signing
William Kerr		Central, Hong Kong, August 13, 2010


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  46
Form 13F Information Table Value Total:  $134,236,531


List of Other Included Managers:


NO. 13F File Number		Name

01  28-12490			Lloyd George Investment Management (Bermuda) Limited

FORM 13F INFORMATION TABLE
QUARTER ENDED 30 June 2010



     NAME OF ISSUER                 TITLE         CUSIP      VALUE    SHARES  SH   PUT  INVSTMT  OTHER      VOTING AUTHORITY
                                    OF CLASS                X1000    PRN AMT PRN  CALL DSCRETN MANAGERS   SOLE    SHARED   NONE
 -------------------------         ---------    ----------   ------- -------- --- ----  ------- -------- ------- -------- -------
                                                                                  < C>
 3M CO				   COM STOCK	 88579Y1010    237      3000  SH	DEFINED		    3000	0	0
 AIRMEDIA GROUP INC	           SPON ADR    	 0094111095    107     34000  SH	DEFINED    01      34000        0       0
 COMPANIA DE MINAS BUENAVENTURA        ADR       2044481040   1734     45100  SH        DEFINED    01      45100        0       0
 COMPANIA DE MINAS BUENAVENTURA	       ADR	 2044481040    192	5000  SH	DEFINED		    5000	0	0
 CONCORD MED SVCS HLDG LTD	    SPON ADR	 2062771058     41      6900  SH	DEFINED	   01	    6900	0	0
 CREDICORP LTD		            COM STOCK    G2519Y1084   2071     22787  SH	DEFINED    01      22787        0       0
 CREDICORP LTD		            COM STOCK    G2519Y1084    527      5800  SH	DEFINED             5800        0       0
 CTRIP.COM INT'L 	        AMERICAN DEP SHS 22943F1003   2216     59000  SH        DEFINED    01          0        0   59000
 DEVON ENERGY CORP NEW		    COM STOCK    25179M1036    164	2700  SH	DEFINED		    2700	0	0
 E-HOUSE CHINA HOLDINGS LTD            ADR       26852W1036    837     56500  SH        DEFINED    01          0        0   56500
 EXXON MOBIL CORP		    COM STOCK    30231G1022    171      3000  SH	DEFINED             3000        0	0
 FOCUS MEDIA HLDG LTD		   SPON ADR	 34415V1098  10379    668300  SH	DEFINED    01	  136300	0  532000
 FOCUS MEDIA HLDG LTD		   SPON ADR	 34415V1098   3045    196100  SH	DEFINED    	  196100	0       0
 GRUPO TELEVISA	SA DE CV        SP ADR REP ORD   40049J2069    850     48800  SH	DEFINED	   01	   48800	0	0
 GRUPO TELEVISA	SA DE CV        SP ADR REP ORD   40049J2069    251     14400  SH	DEFINED	   	   14400	0	0
 HDFC BANK LTD                  ADR REPS 3 SHS   40415F1012   3700     25880  SH        DEFINED    01      25880        0       0
 HOLLYSYS AUTOMATION TECH LTD	       SHS	 G456671053   2205    244700  SH	DEFINED	   01	  244700	0       0
 ICICI BK LTD			       ADR	 45104G1040    618     17100  SH	DEFINED    01	   17100	0	0
 INFOSYS TECHNOLOGIES LTD	   SPON ADR	 4567881085   2166     36150  SH	DEFINED    01	   36150	0	0
 INTL BUSINESS MACHINES CORP	   COM STOCK     4592001014    185	1500  SH	DEFINED		    1500	0	0
 JOHNSON & JOHNSON		   COM STOCK	 4781601046    159	2700  SH	DEFINED    	    2700	0	0
 KOREA FUND 		           COM NEW	 5006342092    278      8000  SH	DEFINED    01       8000        0       0
 MCDONALDS CORP			   COM STOCK	 5801351017    132	2000  SH	DEFINED		    2000	0	0
 MINDRAY MEDICAL INTL LTD          SPON ADR      6026751007  32663   1039565  SH        DEFINED    01     431140        0  608425
 MINDRAY MEDICAL INTL LTD          SPON ADR      6026751007   9542    303700  SH        DEFINED           124500        0  179200
 MOBILE TELESYSTEMS OJSC	   SPON ADR	 6074091090    580     30250  SH	DEFINED		   30250	0	0
 NETEASE.COM INC		   SPON ADR      64110W1027    384     12100  SH        DEFINED    01      12100        0       0
 NEW ORIENTAL ED & TECH GRP INC	   SPON ADR      6475811070  32883    352860  SH        DEFINED    01      79200        0  273660
 NEW ORIENTAL ED & TECH GRP INC    SPON ADR      6475811070  12446    133560  SH        DEFINED            50060        0   83500
 NOVAGOLD RESOURCES INC		   COM STOCK	 66987E2069    122     17500  SH	DEFINED    01      17500	0	0
 NOVAGOLD RESOURCES INC		   COM STOCK	 66987E2069     94     13500  SH	DEFINED            13500	0	0
 PETROLEO BRASILEIRO S.A.          SPON ADR      71654V4086    532     15500  SH        DEFINED            15500        0       0
 PHILIPPINE LONG DISTANCE	   SPON ADR	 7182526043   1116     21900  SH	DEFINED    01	   21900	0	0
 PHILIPPINE LONG DISTANCE	   SPON ADR	 7182526043    183	3600  SH	DEFINED  	    3600	0	0
 POSCO                             SPON ADR      6934831099    247      2620  SH        DEFINED    01       2620        0	0
 SUNTECH POWER HOLDINGS LTD            ADR       86800C1045     46      5000  SH        DEFINED             5000        0       0
 TAIWAN SEMICONDUCTOR MFG Ltd          ADR       8740391003    150     15376  SH        DEFINED    01      15376        0       0
 TAIWAN SEMICONDUCTOR MFG Ltd          ADR       8740391003   1958    200661  SH	DEFINED           200661        0	0
 TENARIS S.A.			       ADR	 88031M1099   1623     46900  SH	DEFINED    01	   46900        0	0
 TENARIS S.A.			       ADR	 88031M1099    344      9950  SH	DEFINED    	    9950        0	0
 TEVA PHARMACEUTICAL INDS LTD          ADR       8816242098   2074     39900  SH        DEFINED    01      39900        0       0
 TRINA SOLAR LTD		  SPON ADR	 89628E1047    353     20400  SH	DEFINED		   20400	0	0
 VALE SA		               ADR	 91912E1055   1473     60500  SH	DEFINED    01	   60500	0	0
 VALE SA			ADR REPSTG PFD	 91912E2046    729     34700  SH	DEFINED    	   34700	0	0
 VERIZON COMMUNICATIONS INC	   COM STOCK	 92343V1044	73	2600  SH	DEFINED		    2600	0	0
 WUXI PHARMATECH INC		SPON ADR SHS	 9293521020   2354    147500  SH	DEFINED	   01	   55500	0   92000


